Initial Public Offering - Reconciliation of Ending Predecessor Equity to Beginning Successor Equity (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 17, 2012	Aug. 15, 2012
Initial Public Offering [Line Items]
Predecessor Members’ Capital – August 15, 2012	$ 152,177,000	$ 148,123,000	$ 95,129,000
Net liabilities of non-contributed sponsor entities				9,522,000
Members’ capital attributable to entities contributed to the Partnership				44,604,000
Conversion of debts payable by Partnership entities to sponsor		47,715,000		23,916,000
Assumption of payables held by Partnership entities by sponsor				10,028,000
Cash contribution commitment from sponsor				4,606,000	4,606,000
Net Assets Contributed to Partnership – August 16, 2012				83,154,000
Predecessor
Initial Public Offering [Line Items]
Predecessor Members’ Capital – August 15, 2012					$ 35,082,000